Prepaid Expenses and Other Current Assets, Net - Schedule of Prepaid Expenses and Other Receivables (Details) - CNY (¥)	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Schedule of Prepaid Expenses and Other Receivables [Abstract]
Beginning balance	¥ 351,955	¥ 264,888
Addition	1,800,000	87,067
Writing off	(1,800,000)
Ending balance	¥ 351,955	¥ 351,955